Shareholder Report, Holdings (Details)	Aug. 31, 2024
Class I Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class I Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class I Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class I Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Class I Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class I Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class A Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class A Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class A Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class A Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Class A Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class A Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class C Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class C Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class C Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class C Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Class C Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class C Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
CLASS I SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CLASS I SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
CLASS I SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
CLASS I SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
CLASS I SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CLASS I SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
CLASS A SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CLASS A SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
CLASS A SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
CLASS A SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
CLASS A SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CLASS A SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
CLASS C SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CLASS C SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
CLASS C SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
CLASS C SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
CLASS C SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CLASS C SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Adara Smaller Companies Fund [Member] | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Adara Smaller Companies Fund [Member] | Crinetics Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Adara Smaller Companies Fund [Member] | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Adara Smaller Companies Fund [Member] | Build-A-Bear Workshop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | Northwest Pipe Co.. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | Talen Energy Corp.. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | White Mountains Insurance Group Ltd.. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Barrett Business Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Hamilton Beach Brands Holding Co.. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Northeast Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Adara Smaller Companies Fund [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Adara Smaller Companies Fund [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Adara Smaller Companies Fund [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Adara Smaller Companies Fund [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Adara Smaller Companies Fund [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Adara Smaller Companies Fund [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Adara Smaller Companies Fund [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Adara Smaller Companies Fund [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Adara Smaller Companies Fund [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Aquarius International Fund [Member] | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Aquarius International Fund [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Aquarius International Fund [Member] | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Aquarius International Fund [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Aquarius International Fund [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Aquarius International Fund [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Aquarius International Fund [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Aquarius International Fund [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Aquarius International Fund [Member] | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Aquarius International Fund [Member] | Wolters Kluwer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Aquarius International Fund [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Aquarius International Fund [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Aquarius International Fund [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Aquarius International Fund [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Aquarius International Fund [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Aquarius International Fund [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Aquarius International Fund [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Aquarius International Fund [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Aquarius International Fund [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aquarius International Fund [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
INSTITUTIONAL [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INSTITUTIONAL [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | NVR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INVESTOR [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INVESTOR [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | NVR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
INVESTOR [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL [Member] | Federal Agricultural Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL [Member] | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INSTITUTIONAL [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INSTITUTIONAL [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL [Member] | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL [Member] | Preferred Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL [Member] | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Beacon Roofing Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
INVESTOR [Member] | Federal Agricultural Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESTOR [Member] | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INVESTOR [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INVESTOR [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR [Member] | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR [Member] | Preferred Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR [Member] | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Beacon Roofing Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
INVESTOR [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class [Member] | Arcosa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class [Member] | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Class [Member] | Clarivate PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class [Member] | Nomad Foods Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class [Member] | Gildan Activewear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class [Member] | Air Lease Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class [Member] | Rayonier Advanced Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class [Member] | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
INSTITUTIONAL [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INSTITUTIONAL [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Arcosa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL [Member] | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Clarivate PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL [Member] | Nomad Foods Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Gildan Activewear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INSTITUTIONAL [Member] | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Brixmor Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INSTITUTIONAL [Member] | Stelco Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
INSTITUTIONAL [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
INSTITUTIONAL [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class [Member] | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Tesco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Cie de Saint-Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Kansai Paint Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Informa PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Institutional Class [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Tesco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class [Member] | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
INSTITUTIONAL [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
INSTITUTIONAL [Member] | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Canadian Natural Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INSTITUTIONAL [Member] | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL [Member] | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Catalyst Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL [Member] | PetIQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | Lantheus Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
INSTITUTIONAL [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
INVESTOR [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INVESTOR [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
INVESTOR [Member] | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR [Member] | Canadian Natural Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INVESTOR [Member] | Newmark Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Catalyst Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESTOR [Member] | PetIQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR [Member] | Lantheus Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
INVESTOR [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Class [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class [Member] | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class [Member] | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Investor Class [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Class [Member] | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investor Class [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Class [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Class [Member] | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Class [Member] | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Investor Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Investor Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Investor Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Investor Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Institutional Class [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class [Member] | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class [Member] | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class [Member] | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class [Member] | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class [Member] | Teck Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Investor Class [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Class [Member] | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Class [Member] | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Class [Member] | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Class [Member] | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Class [Member] | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Class [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Class [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Class [Member] | Teck Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investor Class [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Investor Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investor Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Investor Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Investor Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Investor Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investor Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Investor Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class [Member] | BlackRock Liquidity Funds Treasury Trust Fund Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class [Member] | Federated Hermes U.S. Treasury Cash Reserves [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class [Member] | Goldman Sachs Financial Square Funds - Treasury Instruments Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class [Member] | Fidelity Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class [Member] | JD.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class [Member] | Wuxi NCE Power Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Kumho Petrochemical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class [Member] | COSCO SHIPPING Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Institutional Class [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional [Member] | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional [Member] | BGC Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional [Member] | Arcosa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional [Member] | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional [Member] | Clarivate PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional [Member] | Nomad Foods Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional [Member] | Gildan Activewear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional [Member] | Air Lease Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional [Member] | Rayonier Advanced Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional [Member] | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Institutional [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
Institutional [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
Institutional [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Institutional [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class A Shares [Member] | NZD/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A Shares [Member] | IDR/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A Shares [Member] | AUD/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A Shares [Member] | NOK/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A Shares [Member] | GBP/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A Shares [Member] | London Metals - Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A Shares [Member] | US Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | USD/ZAR FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Class A Shares [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class A Shares [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | Forwards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class C Shares [Member] | NZD/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C Shares [Member] | IDR/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C Shares [Member] | AUD/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C Shares [Member] | NOK/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C Shares [Member] | GBP/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C Shares [Member] | London Metals - Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C Shares [Member] | US Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | USD/ZAR FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Class C Shares [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class C Shares [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | Forwards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class I Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class I Shares [Member] | NZD/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I Shares [Member] | IDR/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class I Shares [Member] | AUD/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class I Shares [Member] | NOK/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class I Shares [Member] | GBP/USD FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I Shares [Member] | London Metals - Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I Shares [Member] | US Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | USD/ZAR FWD 20240918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Class I Shares [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class I Shares [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | Forwards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | U.S. Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Institutional Class [Member] | U.S. Micro Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | U.S. Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | U.S. Large Cap Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Institutional Class [Member] | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class [Member] | U.S. Large Company Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Class [Member] | U.S. Large Cap Value Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Class [Member] | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Institutional Class [Member] | DFA International Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Institutional Class [Member] | DFA International Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Class [Member] | DFA International Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Institutional Class [Member] | Dimensional International Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Class [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | Emerging Markets Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Emerging Markets Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Canadian Small Company Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Institutional Class [Member] | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class [Member] | DFA Two-Year Global Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Institutional Class [Member] | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Institutional Class [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | DFA One-Year Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Institutional Class [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class [Member] | iShares 3-7 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class [Member] | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Institutional Class [Member] | U.S. Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Class [Member] | U.S. Micro Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | U.S. Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | U.S. Large Cap Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Institutional Class [Member] | U.S. Large Company Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Institutional Class [Member] | VA U.S. Targeted Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | U.S. Large Company Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | STIT-Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class [Member] | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Institutional Class [Member] | DFA International Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Institutional Class [Member] | DFA International Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Institutional Class [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | Emerging Markets Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Emerging Markets Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | STIT-Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | VA International Small Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Institutional Class [Member] | VA International Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Class [Member] | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Institutional Class [Member] | DFA Two-Year Global Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Institutional Class [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | DFA One-Year Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Institutional Class [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | VA Global Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class [Member] | iShares 3-7 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | VA Short-Term Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Motley Fool Global Opportunities ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Motley Fool Global Opportunities ETF [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Global Opportunities ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Motley Fool Global Opportunities ETF [Member] | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Global Opportunities ETF [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Motley Fool Global Opportunities ETF [Member] | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool Global Opportunities ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Motley Fool Global Opportunities ETF [Member] | Nintendo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motley Fool Global Opportunities ETF [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool Global Opportunities ETF [Member] | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool Global Opportunities ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Motley Fool Global Opportunities ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Motley Fool Global Opportunities ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Motley Fool Global Opportunities ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Motley Fool Global Opportunities ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Motley Fool Global Opportunities ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool Global Opportunities ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Motley Fool Global Opportunities ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Motley Fool Global Opportunities ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Motley Fool Global Opportunities ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Motley Fool Mid-Cap Growth ETF [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Motley Fool Mid-Cap Growth ETF [Member] | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Motley Fool Mid-Cap Growth ETF [Member] | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Motley Fool Mid-Cap Growth ETF [Member] | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Mid-Cap Growth ETF [Member] | Goosehead Insurance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Mid-Cap Growth ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool Mid-Cap Growth ETF [Member] | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool Mid-Cap Growth ETF [Member] | Cooper Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool Mid-Cap Growth ETF [Member] | RXO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool Mid-Cap Growth ETF [Member] | SBA Communications Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Mid-Cap Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Motley Fool Mid-Cap Growth ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Motley Fool Mid-Cap Growth ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Motley Fool Mid-Cap Growth ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool Mid-Cap Growth ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Motley Fool Mid-Cap Growth ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Mid-Cap Growth ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Motley Fool Mid-Cap Growth ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Motley Fool 100 Index ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Motley Fool 100 Index ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool 100 Index ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Motley Fool 100 Index ETF [Member] | Microsoft Corp.. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Motley Fool 100 Index ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Motley Fool 100 Index ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool 100 Index ETF [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool 100 Index ETF [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Motley Fool 100 Index ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Motley Fool 100 Index ETF [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Motley Fool 100 Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Motley Fool 100 Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Motley Fool 100 Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool 100 Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Motley Fool 100 Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Motley Fool 100 Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Motley Fool 100 Index ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Motley Fool 100 Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Motley Fool 100 Index ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Motley Fool 100 Index ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Motley Fool Small-Cap Growth ETF [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Small-Cap Growth ETF [Member] | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Small-Cap Growth ETF [Member] | Goosehead Insurance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Small-Cap Growth ETF [Member] | Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Small-Cap Growth ETF [Member] | RXO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Small-Cap Growth ETF [Member] | Leonardo DRS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Small-Cap Growth ETF [Member] | Alarm.com Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Small-Cap Growth ETF [Member] | Ultragenyx Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool Small-Cap Growth ETF [Member] | Smartsheet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool Small-Cap Growth ETF [Member] | GXO Logistics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Small-Cap Growth ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool Small-Cap Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Motley Fool Small-Cap Growth ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Motley Fool Small-Cap Growth ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Motley Fool Small-Cap Growth ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Motley Fool Small-Cap Growth ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Motley Fool Small-Cap Growth ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Motley Fool Small-Cap Growth ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Motley Fool Small-Cap Growth ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Microsoft Corp.. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Motley Fool Capital Efficiency 100 Index ETF [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Motley Fool Next Index ETF [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF [Member] | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF [Member] | Alnylam Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Motley Fool Next Index ETF [Member] | HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Motley Fool Next Index ETF [Member] | NVR, Inc. 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Motley Fool Next Index ETF [Member] | Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Motley Fool Next Index ETF [Member] | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF [Member] | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF [Member] | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Motley Fool Next Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Motley Fool Next Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Motley Fool Next Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Motley Fool Next Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Motley Fool Next Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Next Index ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Motley Fool Next Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Motley Fool Next Index ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Motley Fool Next Index ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Founders Class [Member] | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Founders Class [Member] | CDX North American High Yield Index Series 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Founders Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI U.S. Large Cap Core ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SGI U.S. Large Cap Core ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SGI U.S. Large Cap Core ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SGI U.S. Large Cap Core ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SGI U.S. Large Cap Core ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SGI U.S. Large Cap Core ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SGI U.S. Large Cap Core ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SGI U.S. Large Cap Core ETF [Member] | Allstate Corp., (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SGI U.S. Large Cap Core ETF [Member] | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SGI U.S. Large Cap Core ETF [Member] | Veeva Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SGI U.S. Large Cap Core ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
SGI U.S. Large Cap Core ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
SGI U.S. Large Cap Core ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SGI U.S. Large Cap Core ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
SGI U.S. Large Cap Core ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
SGI U.S. Large Cap Core ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SGI U.S. Large Cap Core ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
SGI U.S. Large Cap Core ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SGI U.S. Large Cap Core ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SGI U.S. Large Cap Core ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SGI Dynamic Tactical ETF [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SGI Dynamic Tactical ETF [Member] | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
SGI Dynamic Tactical ETF [Member] | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
SGI Dynamic Tactical ETF [Member] | iShares MSCI USA Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
SGI Dynamic Tactical ETF [Member] | SGI Enhanced Nasdaq-100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SGI Dynamic Tactical ETF [Member] | Schwab US Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
SGI Dynamic Tactical ETF [Member] | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SGI Dynamic Tactical ETF [Member] | PGIM Ultra Short Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SGI Dynamic Tactical ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Class I [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I [Member] | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I [Member] | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I [Member] | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I [Member] | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I [Member] | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Class I [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class I [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class I [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A [Member] | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A [Member] | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A [Member] | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A [Member] | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A [Member] | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Class A [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class A [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class A [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C [Member] | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C [Member] | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C [Member] | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C [Member] | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C [Member] | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C [Member] | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Class C [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class C [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class C [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class C [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I Shares [Member] | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I Shares [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I Shares [Member] | Takeda Pharmaceutical Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I Shares [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I Shares [Member] | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares [Member] | Kroger Co., (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I Shares [Member] | Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I Shares [Member] | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I Shares [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Class I Shares [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Class I Shares [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I Shares [Member] | OFG Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Catalyst Pharmaceuticals Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Sylvamo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | NMI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Pilgrim's Pride Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Mueller Water Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Korn/Ferry International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Class I Shares [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class I Shares [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I Shares [Member] | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I Shares [Member] | SGI U.S. Large Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Class I Shares [Member] | SGI Small Cap Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class I Shares [Member] | SGI Enhanced Global Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class I Shares [Member] | SGI Global Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class I Shares [Member] | SGI Dynamic Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I Shares [Member] | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Class I Shares [Member] | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class I Shares [Member] | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class I Shares [Member] | SGI U.S. Large Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Class I Shares [Member] | SGI Small Cap Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I Shares [Member] | SGI Enhanced Global Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class I Shares [Member] | SGI Global Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class I Shares [Member] | SGI Dynamic Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I Shares [Member] | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class I Shares [Member] | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I Shares [Member] | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Core ETF [Member] | Vanguard Treasury Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
SGI Enhanced Core ETF [Member] | Vanguard Federal Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
SGI Enhanced Core ETF [Member] | PIMCO Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
SGI Enhanced Core ETF [Member] | Fidelity Government Cash Reserves [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
SGI Enhanced Core ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SGI Enhanced Core ETF [Member] | T Rowe Price US Treasury Money Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | JPMorgan Liquid Assets Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Global Income ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SGI Enhanced Global Income ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SGI Enhanced Global Income ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SGI Enhanced Global Income ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SGI Enhanced Global Income ETF [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SGI Enhanced Global Income ETF [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SGI Enhanced Global Income ETF [Member] | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SGI Enhanced Global Income ETF [Member] | Equinor ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SGI Enhanced Global Income ETF [Member] | Bancolombia SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI Enhanced Global Income ETF [Member] | Shinhan Financial Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI Enhanced Global Income ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SGI Enhanced Global Income ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
SGI Enhanced Global Income ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SGI Enhanced Global Income ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SGI Enhanced Global Income ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
SGI Enhanced Global Income ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SGI Enhanced Global Income ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
SGI Enhanced Global Income ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SGI Enhanced Global Income ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SGI Enhanced Global Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SGI Enhanced Nasdaq-100 ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SGI Enhanced Nasdaq-100 ETF [Member] | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Nasdaq-100 ETF [Member] | Micro E-Mini Nasdaq 100 Future Sept 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Nasdaq-100 ETF [Member] | Nasdaq 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
SGI Enhanced Nasdaq-100 ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 3 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 3 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 6 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 6 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 12 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 12 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 2 Year Note ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 2 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
US Treasury 2 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 3 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 3 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
US Treasury 3 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 5 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 5 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
US Treasury 5 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 7 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
US Treasury 7 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
US Treasury 7 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
US Treasury 10 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 10 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
US Treasury 10 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 20 Year Bond ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
US Treasury 20 Year Bond ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
US Treasury 20 Year Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
US Treasury 20 Year Bond ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
US Treasury 30 Year Bond ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
US Treasury 30 Year Bond ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
US Treasury 30 Year Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
US Treasury 30 Year Bond ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | BHP Billiton Finance USA Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | National Rural Utilities Cooperative Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Vistra Operations Co. LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Starbucks Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | John Deere Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
F/m 2-Year Investment Grade Corporate Bond ETF Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | APA Infrastructure Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Goldman Sachs BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Jefferies Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Nokia Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Santander Holdings USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
F/m 3-Year Investment Grade Corporate Bond ETF Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Brookfield Finance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Choice Hotels International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
F/m 10-Year Investment Grade Corporate Bond ETF Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Institutional Shares [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Institutional Shares [Member] | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Institutional Shares [Member] | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Shares [Member] | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Shares [Member] | United States Of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares [Member] | Sequoia Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Invesco Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Shares [Member] | Alaska Airlines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Shares [Member] | WaMu Mortgage Pass Through Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Shares [Member] | RCKT Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Shares [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Institutional Shares [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Institutional Shares [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Institutional Shares [Member] | Goldman Sachs BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares [Member] | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Shares [Member] | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Institutional Shares [Member] | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Shares [Member] | MortgageIT Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares [Member] | Carvana Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares [Member] | Mastr Seasoned Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares [Member] | Leidos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares [Member] | Phillips 66 Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Institutional Shares [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Institutional Shares [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Institutional Shares [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Institutional Shares [Member] | Invesco Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Shares [Member] | Fly Leasing Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Shares [Member] | PennyMac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Shares [Member] | White Cap Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares [Member] | Burford Capital Global Finance LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Brundage-Bone Concrete Pumping Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Midcap Financial Issuer Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Sabre GLBL, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Energizer Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | HUB International Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Institutional Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Institutional Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Institutional Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
F/m Opportunistic Income ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m Opportunistic Income ETF [Member] | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
F/m Opportunistic Income ETF [Member] | US Treasury 10 Year Note ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
F/m Opportunistic Income ETF [Member] | F/m 3-Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
F/m Opportunistic Income ETF [Member] | Viatris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
F/m Opportunistic Income ETF [Member] | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
F/m Opportunistic Income ETF [Member] | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m Opportunistic Income ETF [Member] | Concentrix Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m Opportunistic Income ETF [Member] | Celanese US Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m Opportunistic Income ETF [Member] | VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m Opportunistic Income ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
F/m Opportunistic Income ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
F/m Opportunistic Income ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
F/m Opportunistic Income ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
F/m Opportunistic Income ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
F/m Opportunistic Income ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m Opportunistic Income ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
F/m Opportunistic Income ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
F/m Opportunistic Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
F/m Opportunistic Income ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Shares [Member] | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Institutional Shares [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Institutional Shares [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Shares [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Shares [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Institutional Shares [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Shares [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Shares [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Institutional Shares [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Institutional Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Institutional Shares [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Institutional Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investor Shares [Member] | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Investor Shares [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Investor Shares [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Investor Shares [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Investor Shares [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Investor Shares [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Investor Shares [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Investor Shares [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Investor Shares [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
Investor Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Investor Shares [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Investor Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investor Shares [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%